Acquisition (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Acquisition [Abstract]
Revenues	$ 295,452	$ 47,500	$ 29,000	$ 120,000
Net loss	$ (2,076,672)	$ (236,052)	$ (404,901)	$ (195,261)